Income tax expense (Tables)	12 Months Ended
Dec. 31, 2019
Income tax expense [abstract]
Income tax expense
	For the year ended 31 December
	2019	2018	2017

Current income tax expense	2,481,585	1,418,993	1,942,238
Deferred income tax (Note 32)	(470,330)	(775,820)	(724,712)

Total	2,011,255	643,173	1,217,526

Reconciliation of effective income tax rate from notional income tax rate
	For the year ended 31 December
	2019	2018	2017

PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of certain subsidiaries	(7.33%)	(3.56%)	1.39%
Utilisation of previously unrecognised tax losses and deductible temporary differences	(6.00%)	(2.66%)	-
Unrecognized tax losses for the year	27.76%	29.49%	18.45%
Unrecognized deductible temporary differences	34.68%	5.92%	6.04%
Effect of non-taxable income	(10.44%)	(28.53%)	(12.37%)
Effect of non-deductible expenses	3.18%	11.22%	7.05%
Others	(2.38%)	(4.27%)	(2.10%)

Effective tax rate	64.47%	32.61%	43.46%